Cover	Aug. 12, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 12, 2024
Entity File Number	001-41994
Entity Registrant Name	MASSIMO GROUP
Entity Central Index Key	0001952853
Entity Tax Identification Number	92-0790263
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	3101 W Miller Road
Entity Address, City or Town	Garland
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75041
City Area Code	866
Local Phone Number	403-5272
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	MAMO
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false